Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 shares	Dec. 31, 2025 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Summary of Significant Accounting Policies [Line Items]
Contract term				90 days	90 days
Accounts receivable (in Ringgits)					$ 1,409,106	RM 700,521
Reversal of allowance for expected credit losses | RM						982,000
Other receivables				RM 101,134,288	24,775,671	820
Dilutive shares (in Shares) | shares
Accounts receivable balance				RM 28,182,125	$ 6,903,999	RM 31,050,630
Percentage of accounts receivable balance	5.00%
Impairment of long-lived assets | $
Short-Term Contract with Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term				90 days	90 days
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate				1	1
MYR [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate				4.082	4.082
Upgrading of Aquaculture and Agriculture Farms [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term				90 days	90 days
Upgrading of Aquaculture and Agriculture Farms [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term				3 months	3 months
Upgrading of Aquaculture and Agriculture Farms [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term				18 months	18 months
Sales of Industrial Supplies [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term				30 days	30 days
Rental of Machinery [Member]
Summary of Significant Accounting Policies [Line Items]
Contract term				60 days	60 days